MANAGED PORTFOLIO SERIES

Principal Street High Income Municipal Fund
(the “Fund”)

Investor Class (Ticker: GSTEX)
Institutional Class (Ticker: GSTAX)

Supplement dated May 26, 2021, to the Prospectus and Statement of Additional Information (“SAI”) dated December 28, 2020, as amended
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Effective immediately, Mr. Timothy Pynchon is no longer serving as Portfolio Manager of the Fund. All references to Mr. Pynchon are hereby deleted from the Prospectus and SAI.

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This supplement should be retained with your Prospectus and SAI for future reference.